Stock Options (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of warrants, exercised		498	105,038
Stock Option [Member]
Number of warrants, beginning balance	3,175,000	3,250,000	5,690,000
Number of shares, Granted	0	0	0
Number of warrants, exercised	0		0
Number of shares, Cancelled / Forfeited	0	75,000	2,440,000
Number of warrants, ending balance	3,175,000	3,175,000	3,250,000
Number of shares, Vested		3,175,000
Number of shares, Unvested		0
Weighted average exercise price, beginning balance	$ 0.08	$ 0.09	$ 0.13
Weighted average exercise price, Granted	0	0.00	0.00
Weighted average exercise price, Exercised	0		0.00
Weighted average exercise price Cancelled / Forfeited	0	0.16	0.19
Weighted average exercise price, ending balance	$ 0.09	0.08	$ 0.09
Weighted average exercise price, Vested		0.08
Weighted average exercise price, Unvested		$ 0
Aggregate intrinsic value	$ 0	$ 0	$ 0
Aggregate intrinsic value, vested		0
Aggregate intrinsic value, Nonvested		$ 0